Adoption of New and Revised Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2023
Adoption of New and Revised Accounting Standards [Abstract]
Schedule of Financial Statements in Future Periods	Management does not expect the adoption of the following standards to have a material impact on the Group’s financial statements in future periods.
Pronouncement	Description
Amendment to IAS 7	Supplier Finance Arrangements - Statement of cash flows – Financial instruments

Amendment to IFRS 16	Lease Liability in a Sale and Leaseback

Amendment IAS 1	Classification of Liabilities as Current or Non-Current

Amendment IAS 21	Lack of Exchangeability -The effects of changes in exchange rates

Amendments to IAS 12	Income Taxes—Deferred Tax Related to Assets and Liabilities related to Pillar Two rules

IAS 10 and IAS 28	Investments in Associates and Joint Ventures -Investments in associates and enterprises in set: Alignment of the wording of the aforementioned standards